Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepayments And Other Current Assets [Abstract]
Prepayments And Other Current Assets
5. PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other current assets are consisted of the following:

	December 31,
	2021	2022
	US$	US$
Value-added taxes recoverable	564	201
Advances to suppliers	1,407	1,067
Amounts due from third-party payment platforms	3,165	3,814
Deposits	29	29
Prepaid expenses	3,617	1,405
Others	298	1,050

Prepayments and Other Current Assets	9,080	7,566

The deposits recorded in the prepayments and other current assets represent the deposits made to lessors for leasing warehouses and equipment, which are receivable within a year. The deposits of US$3,211 and US$3,182 as of December 31, 2021 and 2022, respectively, that are expected to be received beyond a year are recorded in the non-current
assets.